DECHERT LLP
1775 I STREET, N.W.
WASHINGTON, D.C. 20006
(202) 261-3300

January 7, 2004

VIA ELECTRONIC TRANSMISSION

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549

Re:   Aegis Value Fund, Inc.
         File Nos. 333-49241 and 811-09174

Dear Sir or Madam:

Pursuant to Rule 497(j) under the Securities Act of 1933, we hereby certify on behalf of Aegis Value Fund, Inc. (the "Company"), that the forms of Prospectus and Statement of Additional Information for the Company's single investment series, Aegis Value Fund, that would have been filed under Rule 497(c), do not differ from those contained in Post-Effective Amendment No. 8 which was filed on December 31, 2003. The text of Post-Effective Amendment No. 8 was filed electronically.

Please do not hesitate to contact the undersigned at (202) 261-3364 if you have any questions regarding this certification.

Very truly yours,

/s/ Patrick W.D. Turley